SHARE CAPITAL (Details 5)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of classes of share capital [abstract]
Warrants, outstanding, beginning | shares	25,758,030	13,480,600	4,365,040
Warrants, issued | shares	5,061,417	12,453,680	9,369,670
Warrants, exercised | shares	(3,445,420)	(150,000)
Warrants, expired | shares	(56,000)	(26,250)	(254,110)
Warrants, outstanding, ending | shares	27,318,027	25,758,030	13,480,600
Weighted average exercise price, beginning | $	$ 0.44	$ 0.47	$ 0.6
Weighted average exercise price, issued | $	0.4	0.41	0.4
Weighted average exercise price, exercised | $	0.39	0.4
Weighted average exercise price, expired | $	0.4	0.7	1
Weighted average exercise price, outstanding, ending | $	$ 0.44	$ 0.44	$ 0.47